THE CHINA-U.S. GROWTH FUND


     SUPPLEMENT DATED MAY 1, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 18, 2005


This supplement amends the Statement of Additional Information ("SAI") dated February 18, 2005 as described below.

1. The penultimate sentence of the 2nd paragraph under the caption "Trustees and Officers of the Fund" on page 15 is deleted and replaced with the following.

       The address of Messrs. Alger and Chung is 111 Fifth Avenue, New York, NY 10003; that of Mr. Blum is 30 Montgomery Street, Jersey City, NJ 07302.


2. The biographies under the caption "Trustees and Officers of the Fund" on page 15 are deleted and replaced with the following.

                                                                                                            Number of
                                                                                                           Portfolios
                                                                                                          in the Alger
                                                                                                          Fund Complex
                                                                                            Trustee        which are
  Name, Age, Position with                                                                  and/or          Overseen
          the Fund                Principal Occupations During Past 5 Years              Officer Since     by Trustee
--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------

Zachary Karabell (37)         Senior Vice President (Vice President prior to                 2003               1
Chairman of the               October 2003) and Senior Economic analyst of Alger
Board                         Management since 2002; consultant and author since
                              1997. Research Fellow at the Miller
                              Center, University of Virginia 1998-2000 and
                              Visiting Professor, Dartmouth
                              College 1997.

Hilary M. Alger,              Trustee/Director of five of the six investment                 2003              17
 CFA (43) Trustee             companies in the Alger Fund Complex since
                              2003; Director of Development, Pennsylvania
                              Ballet since 2004; Associate Director of
                              Development, College of Arts and Sciences and
                              Graduate School, University of Virginia 1999-2003;
                              Director of Development and Communications, Lenox
                              Hill Neighborhood House 1997-99.

NON-INTERESTED TRUSTEES
-----------------------

Stephen E. O'Neil (72)        Attorney; Private investor since 1981; Trustee/                2003              23
Trustee                       Director of the six investment companies


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

                                                                                                            Number of
                                                                                                           Portfolios
                                                                                                          in the Alger
                                                                                                          Fund Complex
                                                                                            Trustee        which are
  Name, Age, Position with                                                                  and/or          Overseen
          the Fund                Principal Occupations During Past 5 Years              Officer Since     by Trustee
--------------------------------------------------------------------------------------------------------------------------
                              in the Alger Fund Complex; formerly of Counsel
                              to the law firm of Kohler & Barnes.

Lester L. Colbert, Jr. (71)   Private investor since 1988; Trustee/Director of three         2003              17
Trustee                       of the six investment companies in the Alger Fund
                              Complex since 2000, of one since 2003, and of another
                              since 1974. Chairman of the Board, President and
                              Chief Executive Officer of Xidex Corporation 1972-87.

Nathan E. Saint-Amand,        Medical doctor in private practice; Member of the              2003              23
     M.D. (67)                Board of the Manhattan Institute; Trustee/Director
                              Trustee of the six investment companies in the Alger
                              Fund Complex. Formerly Co-Chairman Special
                              Projects Committee of Memorial Sloan Kettering.

OFFICERS
--------

Dan C. Chung (42)             President since September 2003 and Chief                       2003              N/A
President                     Investment Officer and Director since 2001 of
                              Alger Management; President since 2003 and
                              Director since 2001 of Associates, Properties,
                              Services, Agency, International (Director since
                              2003), Alger National Trust Company ("Trust") and
                              ARI; President of the other five investment
                              companies in the Alger Fund Complex since
                              September 2003; Trustee/Director of four of the
                              six investment companies in the Alger Fund Complex
                              since 2001; senior analyst with Alger Management
                              1998-2001.

Frederick A. Blum (51)        Executive Vice President and Treasurer of Alger Inc.,          2003              N/A
Treasurer and                 Alger Management, Properties, Associates, ARI,
Assistant Secretary           Services and Agency since September 2003 and
                              Senior Vice President prior thereto; Treasurer or
                              Assistant Treasurer, and Assistant Secretary, of
                              the six investment companies in the Alger Fund
                              Complex; Director of SICAV and International and
                              Chairman of the Board (and prior thereto Senior
                              Vice President) and Treasurer of Trust since 2003.


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